Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income	$ 7,990,216	$ 11,634,720	$ 5,757,922
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	519,006	420,864	292,847
Loss on disposal of property and equipment	1,969	44,705	1,761
Changes in fair value of short-term investments	(445,271)	(94,182)	126,968
Provision for credit losses of receivables and advances to suppliers	1,504,390	840,900	764,880
(Income) loss from equity investment	(65,696)	(80,616)	11,504
Non-cash lease expense	67,354	102,714	101,853
Deferred income tax	(883,200)	(1,427,337)	1,744,749
Changes in operating assets and liabilities:
Accounts receivable	9,202,143	(15,361,134)	(3,081,735)
Notes receivable	277,191	517,214	(718,766)
Advance to suppliers	(1,156,659)	2,243,631	(4,163,010)
Inventories	2,632,886	(4,774,567)	(1,929,159)
Due from related parties	14,193	217,987	(257,150)
Prepaid expenses and other current assets	(225,162)	810,636	(134,042)
Accounts payable	(1,261,513)	8,051,741	(170,520)
Advance from customers	779,119	1,001,487	(3,114,755)
Taxes payable	586,035	1,942,566	368,891
Due to related parties	(4,408,402)	(2,043,175)	(135,162)
Other payables and other current liabilities	4,463	400,255	328,269
Lease liabilities	(64,630)	(59,788)	(181,435)
Net cash provided by (used in) operating activities	15,068,432	4,388,621	(4,386,090)
Cash flows from investing activities:
Purchase of property and equipment	(681,214)	(740,515)	(2,853,713)
Proceeds from disposal of property and equipment		4,105	1,571
Purchases of intangible assets	(34,991)	(236,814)
Purchase of short-term investments	(37,166,834)	(13,455,331)	(12,360,939)
Maturity of short-term investments	27,264,265	8,457,934	17,054,623
Purchase of long-term investments		(51,188)	(633,307)
Net cash (used in) provided by investing activities	(12,143,332)	(6,021,809)	1,208,235
Cash flows from financing activities:
Proceeds from short-term loans	10,017	1,005,275	1,419,219
Repayments of short-term loans		(854,944)	(686,719)
Proceeds from long-term loans			572,268
Repayments of long-term loans		(114,370)	(94,242)
Deferred offering cost	(157,348)	(192,010)	(91,021)
Cash contribution from non-controlling shareholders	330,159	136,501	598,208
Cash withdrawal by a non-controlling shareholder	(527,551)
Net cash (used in) provided by financing activities	(344,723)	(19,548)	1,717,713
Effect of foreign exchange rate on cash	153,029	(35,892)	(607,889)
Net increase (decrease) in cash	2,733,406	(1,688,628)	(2,068,031)
Cash at the beginning of the year	4,567,608	6,256,236	8,324,267
Cash at the end of the year	7,301,014	4,567,608	6,256,236
Reconciliation of cash and restricted cash
Cash	5,811,798	4,567,608	6,256,236
Restricted cash	1,489,216
Total cash and restricted cash shown in the statements of cash flows	7,301,014	4,567,608	6,256,236
Supplemental disclosures of cash flow information:
Income taxes paid	307,462	107,926	58,645
Interest paid	57,916	67,964	42,564
Non-cash transactions:
Operating right-of-use assets recognized for related operating lease liabilities	6,981	742,428	497,153
Shareholders’ capital withdrawal recognized as an increase in due to related parties		10,147,447
Related Party [Member]
Cash flows from investing activities:
Loans to a third party	(810,115)
Third Party [Member]
Cash flows from investing activities:
Loans to a third party	$ (714,443)